Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk
Schedule of liquidity risk

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other	Bonds and	Lease	and other	financial	instruments	instruments	financial
	loans	bank loans	liabilities	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	345	3,045	396	22,501	26,287	(16,227)	16,282	55	26,342
In one to two years	–	3,437	345	1,086	4,868	(207)	250	43	4,911
In two to three years	–	3,670	266	105	4,041	(917)	956	39	4,080
In three to four years	–	3,978	170	750	4,898	(941)	1,044	103	5,001
In four to five years	–	3,780	117	–	3,897	(627)	489	(138)	3,759
In more than five years	–	19,929	406	–	20,335	(2,437)	2,583	146	20,481
	345	37,839	1,700	24,442	64,326	(21,356)	21,604	248	64,574
Effect of interest	(15)	(9,173)	–	–	(9,188)	808	(1,068)	(260)	(9,448)
Effect of discounting, fair values and issue costs	–	(153)	(248)	(207)	(608)	36	(95)	(59)	(667)
31 December 2024	330	28,513	1,452	24,235	54,530	(20,512)	20,441	(71)	54,459

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other	Bonds and	Lease	and other	financial	instruments	instruments	financial
	loans	bank loans	liabilities	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	669	3,495	450	25,282	29,896	(17,182)	17,205	23	29,919
In one to two years	–	3,784	388	473	4,645	(1,031)	944	(87)	4,558
In two to three years	–	4,097	292	1,425	5,814	(1,052)	1,035	(17)	5,797
In three to four years	–	3,898	199	508	4,605	(637)	481	(156)	4,449
In four to five years	–	3,368	156	166	3,690	(849)	1,516	667	4,357
In more than five years	–	16,906	599	–	17,505	(1,913)	2,596	683	18,188
	669	35,548	2,084	27,854	66,155	(22,664)	23,777	1,113	67,268
Effect of interest	(25)	(8,223)	–	–	(8,248)	752	(2,370)	(1,618)	(9,866)
Effect of discounting, fair values and issue costs	–	(150)	(281)	(195)	(626)	10	(12)	(2)	(628)
31 December 2025	644	27,175	1,803	27,659	57,281	(21,902)	21,395	(507)	56,774

Schedule of market risk

			2025			2024
	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total
	$m	$m	$m	$m	$m	$m
Financial liabilities
Current	2,842	644	3,486	2,346	330	2,676
Non-current	24,502	1,634	26,136	26,151	1,468	27,619
Total	27,344	2,278	29,622	28,497	1,798	30,295
Financial assets
Cash collateral pledged to counterparties	–	22	22	–	129	129
Cash and cash equivalents	–	5,711	5,711	–	5,488	5,488
Total	–	5,733	5,733	–	5,617	5,617

Schedule of market risk on equity securities

	2025	2024
	$m	$m
Equity securities at fair value through Other comprehensive income (Note 13)	2,212	1,632
Equity securities at fair value through profit and loss (Note 13)	11	–
Total	2,223	1,632

Schedule of hedging arrangements for loans and borrowings

			2025			2024
	Euro	Pound sterling		Euro	Pound sterling
	denominated	denominated	Total	denominated	denominated	Total
	$m	$m	$m	$m	$m	$m
Interest-bearing loans
In a net investment hedge[1]	936	469	1,405	829	438	1,267
In a cash flow hedge[2]	2,694	–	2,694	2,387	–	2,387
In a fair value hedge[2]	1,634	–	1,634	1,468	–	1,468
Not in a designated IFRS 9 hedge	356	95	451	192	110	302
Total	5,620	564	6,184	4,876	548	5,424

1	Hedges of underlying net euro and pound sterling investments of the same amount as the loan.
2	Loans in cash flow and fair value hedges are hedged by cross-currency swaps of the same notional value as the loan.

Schedule of foreign currency risk

		Interest rates		Exchange rates
31 December 2024	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,407	(1,561)	11	(20)
Impact on profit: (loss)/gain ($m)	–	–	(117)	133
Impact on equity: gain/(loss) ($m)	–	–	128	(152)

		Interest rates		Exchange rates
31 December 2025	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,266	(1,406)	88	(111)
Impact on profit: (loss)/gain ($m)	–	–	(13)	16
Impact on equity: gain/(loss) ($m)	–	–	101	(126)

Schedule of offsetting of financial assets and liabilities

		Related amounts not offset
	Gross financial	Subject to master	Financial	Net
	assets/(liabilities)	netting agreement	instrument collateral	amount
31 December 2024	$m	$m	$m	$m
Financial assets
Derivatives	236	(45)	(169)	22
Other investments[1]	129	–	(112)	17
Total assets	365	(45)	(281)	39

Financial liabilities
Derivatives	(165)	45	112	(8)
Other payables[1]	(181)	–	169	(12)
Total liabilities	(346)	45	281	(20)

		Related amounts not offset
	Gross financial	Subject to master	Financial	Net
	assets/(liabilities)	netting agreement	instrument collateral	amount
31 December 2025	$m	$m	$m	$m
Financial assets
Derivatives	588	(63)	(448)	77
Other investments[1]	22	–	(17)	5
Total assets	610	(63)	(465)	82

Financial liabilities
Derivatives	(81)	63	17	(1)
Other payables[1]	(473)	–	448	(25)
Total liabilities	(554)	63	465	(26)

1	Balances are collateral pledged/received.

Schedule of the movement in provisions for trade receivables

	2025	2024	2023
	$m	$m	$m
At 1 January	33	45	59
Net movement recognised in the Consolidated Statement of Comprehensive Income	20	(3)	(14)
Amounts utilised, exchange and other movements	(1)	(9)	–
At 31 December	52	33	45

Schedule of Group's continuing hedge relationships

The following table represents the Group’s continuing designated hedge relationships under IFRS 9.

2023

			Other comprehensive income
					Fair value
			Opening	Fair value	(gain)/loss	Closing
			balance	(gain)/loss	recycled to	balance
	Nominal	Carrying	1 January	deferred	the Income	31 December	Average	Average
	amounts in	value	2023	to OCI	statement	2023	maturity	USD FX	Average pay
	local currency	$m	$m	$m	$m	$m	year	rate	interest rate
Cash flow hedges – foreign currency and interest rate risk[1,3]
Cross-currency interest rate swaps – Euro bonds	EUR 3,200m	49	34	(210)	139	(37)	2027	1.10	USD 3.80%
FX Forwards − short-term FX risk	USD 2,009m	15	12	(33)	6	(15)	2024	–	–
Net investment hedge – foreign exchange risk[2,3]
Transactions matured pre-2023		–	(527)	–	–	(527)	–	–	–
Cross-currency interest rate swap – JPY investment	JPY 58.3bn	100	(55)	(45)	–	(100)	2029	108.03	JPY 1.53%
Cross-currency interest rate swap – CNY investment	CNY 458m	(1)	4	(3)	–	1	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	444	(288)	24	–	(264)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment[5]	EUR 800m	881	(102)	33	–	(69)	2029	n/a	EUR 0.38%
Contingent consideration liabilities and Acerta Pharma share purchase liability – AZUK and AZAB USD investments	USD 1,937m	(1,937)	2,216	(81)	–	2,135	–	–	–

2024

			Other comprehensive income
					Fair value
			Opening	Fair value	(gain)/loss	Closing
			balance	(gain)/loss	recycled to	balance
	Nominal	Carrying	1 January	deferred	the Income	31 December	Average	Average
	amounts in	value	2024	to OCI	statement	2024	maturity	USD FX	Average pay
	local currency	$m	$m	$m	$m	$m	year	rate	interest rate
Cash flow hedges – foreign currency and interest rate risk[1,3]
Cross-currency interest rate swaps – Euro bonds	EUR 2,300m	(36)	(37)	151	(180)	(66)	2029	1.08	USD 4.24%
FX Forwards − short-term FX risk	USD 2,252m	4	(15)	8	3	(4)	2025	–	–
Net investment hedge – foreign exchange risk[2,3]
Transactions matured pre-2024		–	(527)	–	–	(527)	–	–	–
Cross-currency interest rate swap – JPY investment	JPY 58.3bn	146	(100)	(45)	–	(145)	2029	108.03	JPY 1.53%
Cross-currency interest rate swap – CNY investment	CNY 458m	2	1	(4)	–	(3)	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	438	(264)	(7)	–	(271)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment[5]	EUR 800m	829	(69)	(52)	–	(121)	2029	n/a	EUR 0.38%
Contingent consideration liabilities and Acerta Pharma share purchase liability – AZUK and AZAB USD investments	USD 1,367m	(1,367)	2,135	181	–	2,316	–	–	–

2025

			Other comprehensive income
					Fair value
			Opening	Fair value	(gain)/loss	Closing
			balance	(gain)/loss	recycled to	balance
	Nominal	Carrying	1 January	deferred	the Income	31 December	Average	Average
	amounts in	value	2025	to OCI	statement	2025	maturity	USD FX	Average pay
	local currency	$m	$m	$m	$m	$m	year	rate	interest rate
Cash flow hedges – foreign currency and interest rate risk[1,3,4]
Cross-currency interest rate swaps – Euro bonds	EUR 2,300m	203	(66)	(242)	305	(3)	2029	1.08	USD 4.24%
FX Forwards − short-term FX risk	USD 1,769m	6	(4)	(11)	9	(6)	2026	–	–
Net investment hedge – foreign exchange risk[2,3]
Transactions matured pre-2025		–	(527)	–	–	(527)	–	–	–
Cross-currency interest rate swap – JPY investment	JPY 58.3bn	171	(145)	(26)	–	(171)	2029	108.03	JPY 1.53%
Cross-currency interest rate swap – CNY investment	CNY 458m	2	(3)	1	–	(2)	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	469	(271)	31	–	(240)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment[5]	EUR 800m	936	(121)	106	–	(15)	2029	n/a	EUR 0.38%
Contingent consideration liabilities – AZUK and AZAB USD investments	USD 323m	(323)	2,316	(155)	–	2,161	–	–	–

1	Hedge ineffectiveness recognised on swaps designated in a cash flow hedge during the period was $nil (2024: $nil; 2023: $nil).
2	Hedge ineffectiveness recognised on swaps designated in a net investment hedge during the period was $nil (2024: $nil; 2023: $nil).
3	Fair value movements on cross-currency interest rate swaps in cash flow hedge and net investment hedge relationships are shown inclusive of the impact of costs of hedging.
4	Nominal amount of FX forwards in a cash flow hedge of $1,769m represents the USD equivalent notional of the FX forwards. By currency, the nominal amounts were SEK 8,319m at FX rate 9.2158, JPY 14,730m at 156.57, GBP 243m at 0.7430, CNY 1,926m at 6.9901 and EUR 144m at 0.9605. All FX forwards in a cash flow hedge mature on 27 January 2026.
5	The EUR 800m 0.375% 2029 Non-callable bond is designated in a net investment hedge of the foreign currency exposure in relation to an equivalent amount of EUR-denominated net assets.

Schedule of hedge ineffectiveness

		Change in fair value	Change in fair value	Hedge
	Nominal	of hedging instrument	of hedged item	ineffectiveness
	amounts in	used to calculate	used to calculate	recognised in
As at 31 December 2024	currency	ineffectiveness	ineffectiveness	profit and loss
Interest rate and foreign currency risk on finance debt	EUR 1,400m	(56)	54	(2)

		Change in fair value	Change in fair value	Hedge
	Nominal	of hedging instrument	of hedged item	ineffectiveness
	amounts in	used to calculate	used to calculate	recognised in
As at 31 December 2025	currency	ineffectiveness	ineffectiveness	profit and loss
Interest rate and foreign currency risk on finance debt	EUR 1,400m	172	(168)	4

Credit risk assets
Financial risk
Schedule of credit risk

Current assets

	2025	2024
	$m	$m
Cash at bank and in hand	1,332	1,215
Money market liquidity funds	4,224	4,177
Other short-term cash equivalents	155	96
Total Cash and cash equivalents (Note 18)	5,711	5,488
Fixed income securities at fair value through profit or loss (Note 13)	8	37
Cash collateral pledged to counterparties (Note 13)	22	129
Total derivative financial instruments (Note 14)	90	54
Current assets subject to credit risk	5,831	5,708

Non-current assets

	2025	2024
	$m	$m
Derivative financial instruments (Note 14)	498	182
Non-current assets subject to credit risk	498	182

Trade receivables
Financial risk
Schedule of credit risk

		0-90 days	90-180 days	Over 180 days
31 December 2024	Current	past due	past due	past due	Total
Expected loss rate	0.01%	0.6%	3.5%	7.0%
Gross carrying amount ($m)	7,679	171	86	399	8,335
Loss allowance ($m)	1	1	3	28	33

		0-90 days	90-180 days	Over 180 days
31 December 2025	Current	past due	past due	past due	Total
Expected loss rate	0.03%	1.8%	3.9%	10.8%
Gross carrying amount ($m)	9,529	272	128	360	10,289
Loss allowance ($m)	3	5	5	39	52